UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2004

Date of reporting period: July 1, 2003 through June 30, 2004

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2004

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:

At least one survey indicates that about 60% of investors do not understand that as interest rates rise, bond prices fall, and vice versa. No rational discussion of a bond fund’s performance can take place, however, without a clear grasp of this fact. Each individual bond has its own fixed rate of interest; a rate that reflects a going market rate for a bond of that quality and maturity at the time that bond was issued. Over a period of, say, a year, the going rate for that particular bond will vary as market conditions for interest rates vary. If, for example, the bond carries a fixed rate of 5.00%, and market conditions dictate a market rate of 5.50% a year later, that bond will sell at about 91% of its face value. If that market rate has gone down to, say, 4.5%, that bond will sell at about 111% of its face value. Of course, the maturity of the bond one year later is shorter by one year and this affects the price as well. But, for purposes of discussion of bond mutual funds it is generally sufficient to understand that bond prices fall as interest rates rise, and rise as interest rates fall, and interest rates are constantly rising and falling.

There are other elements of a bond’s makeup that affect a bond’s market performance, two being the bond’s maturity and call features. Maturity is the date a bond is scheduled to return the bond’s principal. Call features are the date and price at which a bond can be called prior to maturity. If interest rates have risen and a bond is now selling at a discount from face value, that bond will gradually tick up, day by day, toward its face value. The nearer its maturity, the faster it will accrete. Likewise if a bond is callable soon at a low price, say 101, or even par (100), and interest rates drop, raising the price to a premium, that call price may hold down the premium at which that bond will trade. All of these things affect performance of a fund holding bonds of this description.

A last consideration that affects a bond’s market price is the shape of the yield curve. The “yield curve” is the interest rate a bond will sell for in each maturity from one to, say, thirty years in each of those thirty years. Our policy is to buy on a “shoulder” of the yield curve when possible. A yield curve shoulder is that maturity beyond which yields increase more slowly as maturities lengthen than they have been increasing prior to that maturity. Buying on such a shoulder will tend to support the price of a bond as years pass and its maturity becomes shorter. But yield curves are not static and tend to vary in “slope” in changing markets, which also affects performance.

Finally, we tend to buy highly rated bonds of the best quality and hold them. We avoid discounted bonds and prefer premium bonds when we can find them. This helps us minimize (but not eliminate) the effects of new issue and market discount tax rules which, beyond a point, accelerate bond discounts in rising interest rate markets.

This is our long term strategy and is one which we never vary. This strategy has consistently garnered excellent ratings form Morningstar, as well as from Lipper, BusinessWeek, Forbes and other national publications. We do not try to anticipate market direction, instead attempting to buy quality bonds at the best price possible, on a shoulder of the yield curve and hold them in down markets as well as up markets. This has led to another year of better than average performance, relative to other single-state municipal bond funds, a trend that has continued for us for many years.

PERFORMANCE COMPARISON

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Alabama Tax-Free Income Series

Since January 1, 2000

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Dec-99
Mar-00
Jun-00
Sep-00
Dec-00
Mar-01
Jun-01
Sep-01
Dec-01
Mar-02
Jun-02
Sep-02
Dec-02
Mar-03
Jun-03
Sep-03
Dec-03
Mar-04
Jun-04
Dates
AL INCOME SERIES
LEHMAN 10-YEAR INDEX
LEHMAN 20-YEAR INDEX

Average Annual Total Return	
One Year	Since 01/01/2000
1.36%	10.13%

7

Kentucky Tax-Free Income Series

Since June 30, 1994

Dollars
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Jun-94
Dec-94
Jun-95
Dec-95
Jun-96
Dec-96
Jun-97
Dec-97
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dates
KY INCOME SERIES
LEHMAN 10-YEAR INDEX
Average Annual Total Return
One Year 1.23%
Five Years 4.94%
Ten Years 5.61%

8

Kentucky Tax-Free Short-To-Medium Series

Since June 30, 1994

Dollars
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Jun-94
Dec-94
Jun-95
Dec-95
Jun-96
Dec-96
Jun-97
Dec-97
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dates
KY Short-To-Medium Series
LEHMAN 3-YEAR INDEX

Average Annual Total Return		
One Year	Five Years	Ten Years
(.19%)	4.09%	4.17%

9

Mississippi Tax-Free Income Series

Since January 1, 2000

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Dec-99
Mar-00
Jun-00
Sep-00
Dec-00
Mar-01
Jun-01
Sep-01
Dec-01
Mar-02
Jun-02
Sep-02
Dec-02
Mar-03
Jun-03
Sep-03
Dec-03
Mar-04
Jun-04
Dates
Average Annual Total Return
One Year
.72%
Since 01/01/2000
7.82%

10

North Carolina Tax-Free Income Series

Since November 16, 1995

Dollars
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
16-Nov-95
Dec-95
Mar-96
Jun-96
Sep-96
Dec-96
Mar-97
Jun-97
Sep-97
Dec-97
Mar-98
Jun-98
Sep-98
Dec-98
Mar-99
Jun-99
Sep-99
Dec-99
Mar-00
Jun-00
Sep-00
Dec-00
Mar-01
Jun-01
Sep-01
Dec-01
Mar-02
Jun-02
Sep-02
Dec-02
Mar-03
Jun-03
Sep-03
Dec-03
Mar-04
Jun-04
Dates
NC INCOME SERIES
LEHMAN 10-YEAR INDEX
LEHMAN 20-YEAR INDEX

Average Annual Total Return

One Year	Five Years	Since 11/15/95
.95%	4.94%	5.73%

11

North Carolina Tax-Free Short-to-Medium Series

Since November 16, 1995

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Dec-95
Jun-96
Dec-96
Jun-97
Dec-97
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dates
NC SHORT-TO-MEDIUM SERIES
LEHMAN 3-YEAR INDEX

Average Annual Total Return		
One Year	Five Years	Since 11/16/95
.33%	4.59%	4.42%

12

Tennessee Tax-Free Income Series

Since June 30, 1994

$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-94
Dec-94
Jun-95
Dec-95
Jun-96
Dec-96
Jun-97
Dec-97
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dates
TN INCOME SERIES
LEHMAN 10-YEAR INDEX
LEHMAN 20-YEAR INDEX

Average Annual Total Return

One Year	Five Years	Ten Years
.55%	4.93%	6.43%

13

Tennessee Tax-Free Short-to-Medium Series

Since November 1, 1994

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Dec-94
Jun-95
Dec-95
Jun-96
Dec-96
Jun-97
Dec-97
Jun-98
Dec-98
Jun-99
Dec-99
Jun-00
Dec-00
Jun-01
Dec-01
Jun-02
Dec-02
Jun-03
Dec-03
Jun-04
Dates
TN TAX-FREE SHORT-TO-MEDIUM SERIES
LEHMAN 3-YEAR INDEX

Average Annual Total Return

One Year	Five Years	Since 11/01/94
(.07%)	4.19%	4.32%

14

Intermediate Government Bond Series

$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Dollars
Jun-94
Nov-
Apr-
Sep-95
Feb-96
Jul-96
Dec-
May-
Oct-97
Mar-
Aug-
Jan-99
Jun-99
Nov-
Apr-
Sep-00
Feb-01
Jul-01
Dec-
May-
Oct-02
Mar-
Aug-
Jan-04
Jun-04
Dates
Intermediate Government Bond Series
Lehman Intermediate Treasury Index

Average Annual Total Return

One Year	Five Years	Ten Years
1.09%	6.52%	7.76%

15

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
61.57% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050%	10/01/2013	Aaa	$15,000	$15,413
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*	10,000	10,892
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa	100,000	98,522
Alabama State Docks Department Docks Facilities Reveue	5.500	10/01/2022	Aaa/AAA*	110,000	115,317
AL State University Revenue General Tuition & Fee—Series A	5.000	01/01/2019	Aaa/AAA*	50,000	51,607
Alabama Water Pollution Control Authority	5.500	08/15/2016	Aaa/AAA*	10,000	10,634
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*	50,000	51,022
AL Water Pollution Control Authority—Series A	4.800	08/15/2022	Aaa/AAA*	170,000	169,787
Alexander City AL Warrants	4.700	05/01/2021	AAA*	200,000	199,986
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	101,894
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	07/01/2020	Aaa/AAA*	20,000	20,345
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*	125,000	137,624
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*	100,000	102,432
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	197,730
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*	10,000	10,547
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*	20,000	21,080
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	27,316
Fort Payne Warrents	5.500	05/01/2016	Aaa/AAA*	10,000	10,743
Gasden AL Warrants—Series B	4.600	08/01/2022	Aaa	100,000	97,360
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*	35,000	35,526
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	27,619
Huntsville AL Capital Improvement Warrants—Series C	4.500	11/01/2021	Aaa/AAA*	200,000	194,588
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*	40,000	40,102
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*	50,000	52,574
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*	200,000	204,946
Huntsville AL Public Educational Building—A&M	5.600	06/01/2014	A*	20,000	20,999
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	159,897
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*	30,000	31,268
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*	50,000	51,702
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	Aaa/AAA*	10,000	10,908
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*	50,000	51,266
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*	30,000	31,334
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA*	100,000	104,030
Limestone County AL Water Authority Water Revenue	5.250	12/01/2020	Aaa/AAA*	45,000	45,903
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,224
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	35,467
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*	50,000	51,552
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa	35,000	38,602
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/01/2021	A*	115,000	123,707
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*	10,000	10,893
Roanoke AL Warrants	4.450	05/01/2020	AAA*	150,000	147,480
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*	10,000	10,797
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa	10,000	10,660
Sylacauga AL Warrants	5.500	06/01/2025	Aaa	25,000	26,174
Trussville AL Warrants	4.800	10/01/2021	Aaa	85,000	85,626
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	73,905
University of Alabama Revenue—Birmingham	6.000	10/01/2020	Aaa/AAA*	25,000	27,859
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*	10,000	10,917
University AL University Revenue Hospital—Series A	5.400	09/01/2013	Aaa/AAA*	50,000	54,699

					3,246,475
GENERAL OBLIGATION BONDS
22.04% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,739
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	102,048

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Alabama State Series B	5.000%	06/01/2021	Aa3/AA*	$30,000	$30,490
Alabama State-Series A	4.625	09/01/2022	Aa3/AA*	100,000	97,888
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	A1/A*	50,000	47,849
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	A1/A*	15,000	15,323
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*	150,000	153,189
Birmingham AL Capital Improvement Warrants-Series A	5.500	08/01/2025	Aa3/AA*	100,000	104,585
Birmingham AL Referral Warrants-Series A	5.250	05/01/2018	Aa3/AA*	300,000	320,421
Madison AL Warrants-Series C	5.000	09/01/2018	Aaa/AAA*	250,000	259,655

					1,162,187
PUBLIC FACILITIES REVENUE BONDS
4.08% of Net Assets
AL State Public Schools & College Authority-Series B	5.000	12/01/2021	Aa3/AA*	190,000	193,785
Hoover AL Wts-Series A	5.650	01/01/2014	Aa3/AA*	10,000	11,045
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,501

					215,331
MUNICIPAL UTILITIES
2.47% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants-Series A	5.125	01/01/2017	Aa3/AA-*	20,000	20,781
Birmingham AL Water & Sewer Revenue Warrants-Series A	4.750	01/01/2021	A1/AA-*	100,000	98,649
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,560

					129,990
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
2.35% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	123,956

					123,956
HOSPITALS AND HEALTHCARE
2.26% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	02/15/2019	BBB+*	25,000	26,014
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,088
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	30,959
Oneonta Eastern Health System Special	7.750	07/01/2021	Baa1/BBB*	10,000	10,941

					119,002
INDUSTRIAL REVENUE BONDS
2.03% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	81,092
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,104

					107,196
PREREFUNDED BONDS
1.67% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*	25,000	27,448
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*	30,000	32,883
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*	15,000	16,449
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,165

					87,945
LEASE REVENUE BONDS
.39% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	20,729

					20,729
STATE AND LOCAL MORTGAGE REVENUE BONDS
.30% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa	15,000	15,553

					15,553

Total Investments (cost $5,139,677)(a) - 99.16% of Net Assets					$5,228,364

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2004

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Cost for financial reporting and federal income tax purposes are substantially the same and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$129,347
Unrealized depreciation	(40,660)

Net unrealized appreciation	$88,687

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $5,139,677)		$5,228,364
Cash		43,411
Interest receivable		69,163
Prepaid expenses		1,287

Total assets		5,342,225
LIABILITIES:
Payable for:
Distributions	$57,081
Investment advisory fee	3,497
Transfer agent fee	8,809
Total liabilities		69,387

NET ASSETS:
Capital		5,193,954
Net accumulated realized loss on investment transactions		(9,803)
Net unrealized appreciation in value of investments		88,687

Net assets at value		$5,272,838

NET ASSET VALUE, offering price and redemption price per share ($5,272,838 –:– 460,418 shares outstanding; unlimited number of shares authorized; no par value)		$11.45

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$242,399

Expenses:
Investment advisory fee	25,461
Transfer agent fee	7,638
Custodian and interest expense	5,287
Pricing fees	2,788
Professional fees	2,125
Trustee fees	488
Other expenses	2,688

Total expenses	46,475
Fees waived by Adviser	(20,794)
Custodian and interest expense reductions	(5,287)

Net expenses	20,394

Net investment income	222,005

Realized and unrealized loss on investments:
Net realized loss	(1,541)
Net decrease in unrealized appreciation	(158,779)

Net realized and unrealized loss on investments	(160,320)

Net increase in net assets resulting from operations	$61,685

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$222,005	$183,177
Net realized loss on investments	(1,541)	(4,252)
Net (decrease)/increase in unrealized appreciation	(158,779)	171,044

Net increase in net assets resulting from operations	61,685	349,969
Distributions to shareholders from net investment income	(222,005)	(183,177)
Net fund share transactions	817,715	2,044,615

Total increase	657,395	2,211,407
Net assets:
Beginning of year	4,615,443	2,404,036

End of year	$5,272,838	$4,615,443

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,				The period 1/1/2000 to 6/30/00 (a)
	2004	2003	2002	2001
Net asset value, beginning of year	$11.80	$11.22	$10.99	$10.31	$10.00

Income from investment operations:
Net investment income	0.51	0.52	0.56	0.56	0.26
Net gains/(losses) on securities, both realized and unrealized	(0.35)	0.58	0.23	0.68	0.31

Total from investment operations	0.16	1.10	0.79	1.24	0.57
Less distributions:
Distributions from net investment income	(0.51)	(0.52)	(0.56)	(0.56)	(0.26)

Net asset value, end of year	$11.45	$11.80	$11.22	$10.99	$10.31

Total return	1.36%	9.98%	7.32%	12.33%	5.79	% (c)
Net assets, end of year (in thousands)	$5,273	$4,615	$2,404	$1,297	$222
Ratio of net expenses to average net assets (d)	0.40%	0.33%	0.28%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	4.36%	4.46%	4.99%	5.27%	5.23	% (b)
Portfolio turnover	16.43%	6.24%	18.15%	15.28%	0.00%

(a)	Commencement of operations January 1, 2000

(b)	Annualized

(c)	Total return is not annualized

(d)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.41% and .10% for 2004, .50% and .12% for 2003, .53% and .23% for 2002, ..80%, .72% for 2001, and 2.76% and 1.35% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
46.82% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000%	12/01/2017	Aaa/AAA*	$1,290,000	$1,345,522
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*	1,510,000	1,568,966
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*	3,085,000	3,084,877
Boone County KY Water—Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,060,480
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/A2*	1,805,000	1,891,766
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/A2*	1,900,000	1,982,593
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,168,397
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	04/01/2014	Aaa/AAA*	1,000,000	1,020,620
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*	1,000,000	1,043,870
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*	1,000,000	1,061,030
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	AAA*	1,580,000	1,624,414
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*	2,285,000	2,400,575
Fayette County School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*	4,100,000	3,978,107
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*	985,000	985,158
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	4,365,000	4,365,829
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,278,055
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,696,399
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,802,093
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	9,251,280
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*	1,000,000	1,087,870
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*	1,000,000	1,062,500
Jefferson County School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*	2,000,000	2,093,520
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*	2,940,000	3,034,668
Jefferson County KY School District Finance Corporation	3.500	01/01/2014	Aaa/AAA*	3,565,000	3,376,483
Jefferson County KY School District Finance Corporation	3.500	07/01/2015	Aaa/AAA*	2,110,000	1,957,975
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*	1,500,000	1,597,980
Kenton County School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*	4,055,000	4,150,414
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*	1,500,000	1,525,500
Kentucky Development Finance Authority-St Clair Medical	5.875	09/01/2013	Aaa	2,000,000	2,054,900
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,566,875
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,962,278
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A/A*	1,000,000	1,035,390
Kentucky Development Authority-South Central Nursing	6.000	07/01/2027	Aaa/AAA*	2,765,000	2,989,767
Kentucky Development Finance Authority-Baptist Hospital	5.000	08/15/2015	Aaa/AAA*	3,250,000	3,328,813
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,358,149
Kentucky Housing Corporation	5.950	07/01/2017	Aaa/AAA*	1,500,000	1,549,320
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,471,728
Kentucky Housing Corporation	5.800	07/01/2013	Aaa/AAA*	1,000,000	1,047,840
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA*	500,000	518,420
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA*	1,000,000	1,046,900
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	995,240
Kentucky Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	1,985,040
KY State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA*	8,000,000	8,895,600
KY State Property & Building Commission Project #73	5.000	11/01/2021	Aaa/AAA*	1,000,000	1,025,280
KY State Property & Building Commission Project #72	5.375	10/01/2016	Aaa/AAA*	5,000,000	5,595,600
KY State Property & Building Commission Project #72	5.000	10/01/2020	Aaa/AAA*	11,305,000	11,601,417
KY State Property & Building Commission Project #74	5.000	02/01/2020	Aaa/AAA*	4,000,000	4,109,040
KY State Property & Building Commission Project #74	5.000	02/01/2022	Aaa/AAA*	3,000,000	3,054,810
KY State Property & Building Commission Project #74	5.000	10/01/2018	Aaa/AAA*	15,000,000	15,993,600
KY State Property & Building Commission Project #74	5.000	02/01/2019	Aaa/AAA*	3,000,000	3,095,370
KY State Property & Building Commission Project #73	5.500	11/01/2017	Aaa/AAA*	1,000,000	1,094,250
KY State Property & Building Commission Project #73	5.000	11/01/2019	Aaa/AAA*	1,360,000	1,406,743
KY State Property & Building Commission Project #73	5.000	11/01/2020	Aaa/AAA*	3,255,000	3,355,449
KY State Property & Building Commission Project #77	5.250	08/01/2015	Aaa/AAA*	1,140,000	1,262,276
KY State Property & Building Commission Project #77	5.250	08/01/2016	Aaa/AAA*	1,680,000	1,857,475
KY State Property & Building Commission Project #77	5.250	08/01/2018	Aaa/AAA*	4,325,000	4,781,893
KY State Property & Building Commission Project #79	5.125	10/01/2016	Aaa/AAA*	2,040,000	2,230,740
KY State Property & Building Commission Project #79	5.000	10/01/2021	Aaa/AAA*	5,000,000	5,137,600
KY State Property & Building Commission Project #79	5.000	10/01/2022	Aaa/AAA*	1,500,000	1,532,220
KY State Property & Building Commission Project #79	4.750	10/01/2023	Aaa/AAA*	3,000,000	2,973,630
KY State Property & Building Commission Project #80	5.250	05/01/2018	Aaa/AAA*	2,940,000	3,209,510

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

KY State Property & Building Commission Project #81	5.000%	11/01/2020	Aaa/AAA*	$2,560,000	$2,646,682
KY State Turnpike Authority Economic Development Road Revenue	5.150	07/01/2019	Aaa/AAA*	1,000,000	1,041,100
KY Turnpike Economic Development	5.500	07/01/2010	Aaa/AAA*	5,000,000	5,565,800
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*	1,755,000	1,792,101
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*	1,930,000	1,944,919
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	Aaa/AAA*	1,770,000	1,873,085
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,929,534
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,248,667
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,535,195
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*	2,500,000	2,578,400
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*	10,000,000	9,559,300
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*	2,655,000	2,867,267
Louisville & Jefferson County Visitors & Convention	4.500	12/01/2023	Aaa/AAA*	2,340,000	2,243,311
Louisville & Jefferson Visitors and Convention	4.500	12/01/2024	Aaa/AAA*	2,250,000	2,109,735
Louisville & Jefferson County Visitors and Convention Center	4.600	12/01/2025	Aaa/AAA*	1,490,000	1,414,010
Louisville KY G.O. Series A	5.000	10/01/2020	Aaa/AAA*	7,165,000	7,374,290
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,125,000	5,589,735
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*	1,000,000	1,034,370
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*	695,000	708,059
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*	1,400,000	1,415,218
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA*	1,655,000	1,668,190
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA*	1,725,000	1,736,437
McCracken County School District Finance Corportion	5.000	07/01/2022	Aaa/AAA*	4,000,000	4,073,880
McCreary County Courthouse & Public Square Corporation Reve	5.400	09/01/2020	AAA*	1,550,000	1,644,132
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*	1,130,000	1,111,638
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*	2,505,000	2,409,585
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa	2,725,000	2,768,110
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa	2,000,000	2,013,560
Northern KY Water District Revenue Series A	5.000	02/01/2020	Aaa/A2*	3,080,000	3,163,961
Northern KY Water District Revenue Series A	5.000	02/01/2021	Aaa/AAA*	2,635,000	2,694,973
Northern Kentucky Water District	4.000	02/01/2019	Aaa	1,275,000	1,186,604
Northern Kentucky Water District	4.125	02/01/2020	Aaa	1,325,000	1,240,028
Northern Kentucky Water District	4.125	02/01/2021	Aaa	1,380,000	1,277,231
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	210,000	222,766
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,280,801
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*	1,815,000	1,854,513
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa	4,165,000	4,386,536
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/Aa3	1,000,000	1,014,940
University of Kentucky Consolidated Educational Buildings	5.750	05/01/2015	Aaa/AAA*	1,850,000	1,955,598
University of Kentucky Consolidated Educational Buildings	5.000	05/01/2015	Aaa/AAA*	1,305,000	1,421,106
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/Aa3*	2,815,000	2,819,026
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*	1,500,000	1,559,580
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	Aaa/AAA*	1,000,000	1,038,820
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*	1,000,000	1,032,130

					287,665,027
LEASE REVENUE BONDS
20.39% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,990,665
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,304,964
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,076,816
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,043,230
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,025,510
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,145,819
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,197,785
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,280,444
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,921,862
Davies County School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,177,580
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3	1,780,000	1,951,645
Fayette County KY School District Financial Corporation	5.375	01/01/2017	AA3/AA-*	1,300,000	1,377,558
Franklin County KY School District Building Revenue	4.200	05/01/2023	Aa3	2,195,000	1,967,335
Franklin County KY School District Building Revenue	4.000	03/01/2017	Aa3	1,690,000	1,593,366
Franklin County KY School District Building Revenue	4.500	03/01/2024	Aa3	2,240,000	2,074,173
Green County Ky School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,113,546

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Greenup County KY School District Finance Corporation	4.650%	03/01/2021	Aa3	$1,650,000	$1,658,168
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3	1,025,000	1,118,829
Harlan KY Independent School District Finance Corporation	6.000	05/01/2015	Aa3	275,000	290,356
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,314,258
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+*	1,500,000	1,594,875
Kenton County KY School District Finance Corporation	5.375	03/01/2017	A+*	4,300,000	4,545,659
KY Area Development Districts Lease City of Ewing	5.700	06/01/2015	AA*	1,500,000	1,609,125
Kentucky Area Development Districts Financing Lease-Ewing	5.600	06/01/2022	AA*	1,055,000	1,127,204
KY Area Development Districts Financing Trust Lease	5.350	12/01/2022	AA*	2,560,000	2,675,738
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA*	710,000	752,238
Kentucky Area Development Districts Financing Lease	5.400	12/01/2021	AA*	1,095,000	1,155,127
KY Infrastructure Authority	5.750	08/01/2013	A-*	575,000	582,705
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	A+*	400,000	404,268
Kentucky Infrastructure Authority	5.750	08/01/2018	Aa3/A*	1,500,000	1,519,305
Kentucky Infrastructure Authority	6.375	08/01/2014	Aa3/A*	700,000	745,318
Kentucky Infrastructure Authority Series A	5.000	06/01/2019	Aa3/AA-*	1,000,000	1,027,610
Kentucky Infrastructure Authority	5.375	02/01/2018	Aa3/A*	2,000,000	2,022,560
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/A*	1,035,000	1,069,983
KY State Property & Building Commission Project #67	5.375	09/01/2019	Aa3/AA-*	3,475,000	3,864,096
KY State Property & Building Commission Project #68	5.250	10/01/2018	Aa3/A+*	1,500,000	1,582,635
KY State Property & Building Commission Project #68	5.000	10/01/2019	Aa3/AA-*	5,500,000	5,642,120
KY State Property & Building Commission Project #73	5.500	11/01/2013	Aa3/AA-*	1,500,000	1,656,795
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,089,250
Laurel County KY School District Finance Corporation	5.750	06/01/2020	Aa3	1,250,000	1,374,250
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,157,816
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	2,866,816
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,138,802
Pendleton County KY Multi-County Lease Revenue	6.500	03/01/2019	A*	34,500,000	35,010,945
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,504,510
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,194,047
Pike County KY School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,934,656
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,032,290
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	AA*	1,035,000	1,070,697
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,266,610
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,713,617
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	811,632
Woodford County KY School District Financing Corporation	3.625	07/01/2017	Aa3	1,250,000	1,122,613
Woodford County KY School District Financing Corporation	4.250	07/01/2023	Aa3	1,970,000	1,776,645

					125,266,466
PUBLIC FACILITIES REVENUE BONDS
7.79% of Net Assets
Boone County KY Public Property Corporation - Judicial Facilities	5.000	09/01/2019	Aa3	1,000,000	1,034,600
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,802,325
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A	1,000,000	1,073,210
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	571,683
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,097,831
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,398,738
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,477,124
Kentucky League of Cities-Middlesboro Series	6.200	08/01/2017	A-*	555,000	568,603
KY State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/AA-*	2,000,000	2,184,940
KY State Property & Building Commission Project #67	5.125	09/01/2018	Aa3/AA-*	1,000,000	1,097,560
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	03/01/2008	Aa	1,500,000	1,524,300
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	03/01/2013	Aa	17,860,000	18,155,047
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	03/01/2018	Aa	14,500,000	14,739,540
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,105,135

					47,830,636
ESCROWED TO MATURITY BONDS
6.91% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,474,885
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/01/2018	Aaa/AAA*	33,000,000	34,821,600
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*	4,980,000	5,164,907

					42,461,392

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.46% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800%	07/01/2011	A-*	$270,000	$285,541
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,264,100
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	3,030,175
Crittenden County Heathcare Facilities	6.300	01/01/2016	NR	2,095,000	2,175,400
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,283,232
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aa3	1,000,000	1,062,120
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa3/AA-*	1,375,000	1,467,909
Kentucky Development Finance Authority Hospital-Appalachian	5.850	10/01/2017	BB	1,000,000	938,490
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*	6,950,000	7,027,771
Kentucky Development Finance Authority-Catholic Health	5.750	12/01/2015	Aa2/AA*	2,000,000	2,185,340
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*	2,000,000	2,027,240
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	BBB+*	7,000,000	7,440,860
Kentucky Economic Development Finance Authority - Catholic	5.125	10/01/2021	A1/AA-*	1,000,000	1,041,060
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA*	1,785,000	1,883,532
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,562,375

					39,675,145
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.88% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa2	8,835,000	9,068,244
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Baa2	1,000,000	1,062,620
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	2,087,213
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA-*	3,500,000	3,593,205
Kentucky League of Cities-Ashland Series	6.250	08/01/2017	A-*	1,550,000	1,586,704
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	270,000	270,651

					17,668,637
GENERAL OBLIGATION BONDS
2.73% of Net Assets
Bowling Green Ky General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,062,740
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2/AA-*	1,290,000	1,301,881
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,331,557
Jefferson County Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,661,657
Kentucky Area Development Districts Financing	4.700	06/01/2024	AA*	2,625,000	2,523,071
Kentucky State Property & Buildings Commission Project #62	4.625	09/01/2013	Aa3/AA-*	2,750,000	2,857,030
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,181,838
Louisville KY General Obligation	5.000	11/01/2019	Aa3/AA-*	1,775,000	1,853,100

					16,772,874
PREREFUNDED BONDS
2.23% of Net Assets
Bullitt County KY School District Finance Corporation	6.000	08/01/2014	Aa3	1,100,000	1,126,620
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	04/01/2010	NR	2,000,000	2,119,520
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	A+*	1,240,000	1,347,086
Greenup County KY School District Finance Corporation	6.100	09/01/2014	Aa3	1,105,000	1,136,415
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,238,385
Jefferson County KY Capital Projects Corporation Revenue	5.600	04/01/2014	Aaa/AAA*	1,000,000	1,081,350
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2	1,000,000	1,110,430
Letcher County KY School District Finance Corporation	6.700	10/01/2014	Aa3	1,490,000	1,541,122
Powell County KY School District Finance Corporation	5.900	08/01/2016	Aa3	1,185,000	1,266,137
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	750,869

					13,717,934
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.98% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,749,620
Kentucky Housing Corporation	3.900	07/01/2017	Aaa/AAA*	2,055,000	1,944,318
Kentucky Housing Corporation	4.550	07/01/2024	Aaa/AAA*	6,000,000	5,726,820
Ky State Property & Building Commission Project #67	5.125	09/01/2016	Aa3/AA-*	1,000,000	1,098,730
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	07/01/2024	Aa2	655,000	640,544

					12,160,032
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.70% of Net Assets
Berea Educational Facilities College Project	4.000	06/01/2019	Aaa	1,315,000	1,213,035
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	1,976,891

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Georgetown College Project Series A	6.000%	11/15/2016	A	$1,000,000	$1,053,420
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,209,240
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,001,820

					10,454,406
CERTIFICATES OF PARTICIPATION BONDS
.80% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,235,000	1,269,469
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,166,098
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,340,040
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,143,006

					4,918,613
MUNICIPAL UTILITY REVENUE BONDS
.29% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	587,736
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA*	1,140,000	1,208,674

					1,796,410

Total Investments (cost $606,383,414)(a)—100.98% of Net Assets					$620,387,572

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,503,827
Unrealized depreciation	(5,499,669)

Net unrealized appreciation	$14,004,158

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $606,383,414)		$620,387,572
Cash		3,486,372
Receivable for fund shares sold		7,000
Other receivable		38,721
Receivable from investments sold		250,000
Interest receivable		9,455,116

Total assets		633,624,781
LIABILITIES:
Payable for:
Investments purchased	$12,363,862
Distributions	6,563,956
Investment advisory fee	206,628
Transfer agent fee	60,797
Accrued expenses	72,705

Total liabilities		19,267,948

NET ASSETS:
Capital		602,224,032
Net accumulated realized loss on investment transactions		(1,871,357)
Net unrealized appreciation in value of investments		14,004,158

Net assets at value		$614,356,833

NET ASSETS VALUE, offering price and redemption price per share ($614,356,833–:–82,036,805 shares outstanding; unlimited number of shares authorized; no par value)		$7.49

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$30,560,479

Expenses:
Investment advisory fee	2,534,221
Transfer agent fee	746,305
Professional fees	112,420
Custodian and interest expense	87,520
Trustee fees	59,311
Other expenses	131,225

Total expenses	3,671,002
Custodian and interest expense reductions	(87,520)

Net expenses	3,583,482

Net investment income	26,976,997

Realized and unrealized gain\(loss) on investments:
Net realized gain	483,422
Net decrease in unrealized appreciation	(20,739,097)

Net realized and unrealized loss on investments	(20,255,675)

Net increase in net assets resulting from operations	$6,721,322

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$26,976,997	$25,809,346
Net realized gain on investments	483,422	818,728
Net (decrease)/increase in unrealized appreciation	(20,739,097)	18,537,076

Net increase in net assets resulting from operations	6,721,322	45,165,150
Distributions to shareholders from net investment income	(26,976,997)	(25,809,346)
Net fund share transactions	22,019,390	57,880,893

Total increase	1,763,715	77,236,697
Net assets:
Beginning of year	612,593,118	535,356,421

End of year	$614,356,833	$612,593,118

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$7.73	$7.48	$7.41	$7.22	$7.47

Income from investment operations:
Net investment income	0.33	0.34	0.36	0.37	0.38
Net gains/(losses) on securities, both realized and unrealized	(0.24)	0.25	0.07	0.19	(0.25)

Total from investment operations	0.09	0.59	0.43	0.56	0.13
Less distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.36)	(0.37)	(0.38)

Net asset value, end of year	$7.49	$7.73	$7.48	$7.41	$7.22

Total return	1.23%	8.04%	5.93%	7.94%	1.78%
Net assets, end of year (in thousands)	$614,357	$612,593	$535,356	$467,236	$416,957
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.59%	0.60%	0.61%
Ratio of net investment income to average net assets	4.37%	4.45%	4.84%	5.05%	5.17%
Portfolio turnover	7.89%	10.69%	9.99%	9.06%	15.74%

(a)	Percentages before custodian and interest expense reductions were:

.60% for 2004, .60% for 2003, .61% for 2002, .62% for 2001, and .63% for 2000.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
50.01% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA*	$505,000	$524,483
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2006	Aaa/AAA*	1,000,000	1,043,130
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*	3,650,000	3,929,809
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	01/01/2006	Aaa/AAA*	750,000	773,513
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*	500,000	525,360
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa	1,050,000	1,049,370
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*	300,000	319,310
Jefferson County KY School District Finance Corporation	4.900	01/01/2008	Aaa/AAA*	550,000	586,575
Jefferson County KY School District Finance Corporation	5.000	01/01/2009	Aaa/AAA*	750,000	811,095
Jefferson County KY School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*	2,240,000	2,158,621
Jefferson County KY Capital Project Corporation Lease	5.500	04/01/2005	Aaa/AAA*	365,000	376,439
Kentucky Asset/Liability Community General Fund Revenue	5.000	07/15/2009	Aaa/AAA*	1,000,000	1,086,090
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*	1,000,000	1,086,130
KY Economic Development Finance Authority Baptist Health Systems	4.750	08/15/2005	Aaa/AAA*	4,000,000	4,094,840
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2005	Aaa/AAA*	500,000	510,490
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2010	Aaa/AAA*	1,000,000	1,076,000
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A/A*	1,000,000	1,063,140
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,070,050
KY State Property & Building Commission Project #69	5.500	08/01/2008	Aaa/AAA*	1,140,000	1,250,170
KY State Property & Building Commission Project #69	5.000	08/01/2008	Aaa/AAA*	1,320,000	1,422,353
KY State Property & Building Commission Project #69	5.000	08/01/2009	Aaa/AAA*	1,620,000	1,755,027
KY State Property & Building Commission Project #65	5.750	02/01/2009	Aaa/AAA*	750,000	835,005
KY State Property & Building Commission Project #74	5.375	02/01/2011	Aaa/AAA*	1,005,000	1,110,595
KY State Property & Building Commission Project #73	5.500	08/01/2007	Aaa/AAA*	2,000,000	2,175,840
KY State Property & Building Commission Project #81	5.000	11/01/2009	Aaa/AAA*	1,010,000	1,099,516
KY State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA*	1,000,000	1,097,870
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*	3,000,000	3,258,810
KY State Turnpike Authority Revitaliation Projects	5.500	07/01/2009	Aaa/AAA*	3,775,000	4,175,263
KY State Turnpike Authority Revitalization Project Series A	5.500	07/01/2010	Aaa/AAA*	1,000,000	1,113,160
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*	1,350,000	1,468,719
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	Aaa/AAA*	325,000	342,040
Northern KY University Certificate of Participation Housing Facilities	4.500	12/01/2004	Aaa/AAA*	1,000,000	1,013,460
Northern KY University Certificates of Participation Student Housing	5.000	12/01/2007	Aaa/AAA*	1,190,000	1,284,855
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,080,883
University Of KY Consolidated Education Building Series S	3.500	05/01/2010	Aaa/AAA*	1,190,000	1,196,200
University Of KY Consolidated Education Building Series S	3.500	05/01/2011	Aaa/AAA*	1,040,000	1,033,084

					48,797,295
LEASE REVENUE BONDS
15.89% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	540,810
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-*	500,000	527,100
Kenton County KY School District Finance Corporation	5.200	03/01/2005	Aa3/AA-*	500,000	512,810
Kentucky Asset/Liability Community General Fund Project Notes	5.000	02/01/2007	Aa3/AA-*	500,000	530,840
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,409,577
KY Infractructure Authority Series A	5.000	06/01/2010	Aa3/AA-*	2,000,000	2,171,340
KY Infrastructure Authority Government Agency Program	4.000	08/01/2010	A-*	1,000,000	1,022,210
KY Infrastructure Authority Revolving Fund Program	5.000	06/01/2006	Aa3/AA-*	415,000	437,838
KY State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/AA-*	10,000	10,971
KY State Property & Building Commission Project #60	5.500	10/01/2008	Aa3/AA-*	500,000	549,530
KY State Property & Building Commission Project #73	3.700	11/01/2008	Aa3/AA-*	1,000,000	1,025,770
KY State Property & Building Commission Project #73	5.250	11/01/2009	Aa3/AA-*	1,790,000	1,959,424
KY State Property & Building Commission Project #73	5.250	11/01/2010	Aa3/A+*	3,000,000	3,301,230
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,061,200
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3/AA*	470,000	448,244

					15,508,894
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.97% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/01/2009	A1/AA-*	255,000	262,979
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/01/2011	A1/AA-*	1,000,000	1,029,880
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA*	1,790,000	1,916,571
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*	2,100,000	2,292,843

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky Economic Development Finance Authority Catholic Health	5.750%	12/01/2015	Aa2/AA*	$2,000,000	$2,185,340
Kentucky Economic Development Finance Authority Norton Health	6.125	10/01/2010	BBB+*	1,000,000	1,062,980

					8,750,593
ESCROWED TO MATURITY BONDS
6.72% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR	1,500,000	1,678,335
KY State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*	4,440,000	4,881,647

					6,559,982
MUNICIPAL UTILITY REVENUE BONDS
4.65% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	1,040,000	1,041,799
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA*	1,290,000	1,382,338
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,053,290
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,059,010

					4,536,437
GENERAL OBLIGATION BONDS
4.18% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,943,163
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,131,448

					4,074,611
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.39% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2	1,500,000	1,539,600
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2	500,000	531,310
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	265,000	265,639

					2,336,549
PREREFUNDED BONDS
1.70% of Net Assets
Ky State Property & Building Commission Revenue Project#59	5.600	11/01/2007	Aa3/AA*	1,550,000	1,660,438

					1,660,438
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.04% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A*	1,000,000	1,021,070

					1,021,070
CERTIFICATES OF PARTICIPATION BONDS
.72% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	665,000	700,046

					700,046

Total Investments (cost $92,468,017)(a) - 96.27% of Net Assets					$93,945,915

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,937,107
Unrealized depreciation	(459,209)

Net unrealized appreciation	$1,477,898

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $92,468,017)		$93,945,915
Cash		267,327
Receivable for fund shares sold		465,150
Receivable from investments sold		1,790,000
Interest receivable		1,430,921

Total assets		97,899,313
LIABILITIES:
Payable for:
Distributions	$266,925
Fund shares redeemed	8,612
Investment advisory fee	39,761
Transfer agent fee	10,067
Other fees	2,520

Total liabilities		327,885

NET ASSETS:
Capital		97,210,782
Net accumulated realized loss on investment transactions		(1,117,252)
Net unrealized appreciation in value of investments		1,477,898

Net assets at value		$97,571,428

NET ASSET VALUE, offering price and redemption price per share ($97,571,428 –:– 18,517,260 shares outstanding; unlimited number of shares authorized; no par value)		$5.27

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$3,758,628

Expenses:
Investment advisory fee	510,792
Transfer agent fee	128,938
Professional fees	21,053
Custodian and interest expense	29,039
Trustee fees	9,844
Other expenses	33,084

Total expenses	732,750
Custodian and interest expense reductions	(29,039)

Net expenses	703,711

Net investment income	3,054,917

Realized and unrealized loss on investments:
Net realized loss	(373,931)
Net decrease in unrealized appreciation	(2,916,307)

Net realized and unrealized loss on investments	(3,290,238)

Net decrease in net assets resulting from operations	$(235,321)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$3,054,917	$3,128,791
Net realized (loss)/gain on investments	(373,931)	112,593
Net (decrease)/increase in unrealized appreciation	(2,916,307)	2,113,506

Net (decrease)/increase in net assets resulting from operations	(235,321)	5,354,890
Distributions to shareholders from net investment income	(3,054,917)	(3,128,791)
Net fund share transactions	1,332,326	17,221,036

Total (decrease)/increase	(1,957,912)	19,447,135
Net assets:
Beginning of year	99,529,340	80,082,205

End of year	$97,571,428	$99,529,340

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$5.44	$5.30	$5.22	$5.09	$5.20

Income from investment operations:
Net investment income	0.16	0.19	0.20	0.23	0.21
Net gains/(losses) on securities, both realized and unrealized	(0.17)	0.14	0.08	0.13	(0.11)

Total from investment operations	(0.01)	0.33	0.28	0.36	0.10
Less distributions:
Distributions from net investment income	(0.16)	(0.19)	(0.20)	(0.23)	(0.21)

Net asset value, end of year	$5.27	$5.44	$5.30	$5.22	$5.09

Total return	(0.19%)	6.23%	5.50%	7.18%	1.95%
Net assets, end of year (in thousands)	$97,571	$99,529	$80,082	$55,555	$51,205
Ratio of net expenses to average net assets (a)	0.68%	0.69%	0.69%	0.70%	0.69%
Ratio of net investment income to average net assets	2.98%	3.43%	3.82%	4.42%	4.06%
Portfolio turnover	18.63%	22.30%	8.04%	22.40%	30.57%

(a)	Percentages before custodian and interest expense reductions were:

.72% for 2004, .71% for 2003, .71% for 2002, .72% for 2001, and .71% for 2000.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
68.95% of Net Assets
De Soto County MS School District	4.500%	04/04/2016	Aaa	$30,000	$30,366
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa	75,000	78,007
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*	30,000	32,967
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa	20,000	20,987
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA*	50,000	52,154
Madison County MS School District—Series A	5.250	09/01/2020	Aaa/AAA*	25,000	26,077
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	20,000	21,728
MS Development—Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	51,432
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	51,250
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*	10,000	10,787
MS Development Bank Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*	25,000	27,787
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/ AAA*	105,000	112,766
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*	10,000	11,121
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	AAA	5,000	5,521
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*	10,000	10,885
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	AAA*	30,000	32,632
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	AAA*	50,000	50,886
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*	100,000	105,514
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	51,187
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA*	25,000	25,266
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa	100,000	96,173
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	Aaa/AAA*	75,000	84,359
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*	100,000	103,443
MS Home Corporation Housing Revenue	4.750	12/01/2018	A*	125,000	123,454
MS Hospital Equipment & Facilities Singing River Hospital	5.500	03/01/2023	Aaa/AAA*	120,000	121,633
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA*	45,000	46,621
Ms Development Bank Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*	25,000	27,450
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa	75,000	82,364
MS State University Educational Building Corporate Revenue	4.000	08/01/2015	Aaa	65,000	63,517
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA*	150,000	162,254
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa	100,000	90,379
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa	30,000	31,088
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	72,099
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,920
Stone County MS School District	4.000	06/01/2016	Aaa/AAA*	100,000	97,678
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA*	20,000	21,713
University MS Educational Building—Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,381
Walnut Grove Correctional Authority Certificates of Partcipitation	6.000	11/01/2019	Aaa/AAA*	90,000	103,738
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*	15,000	15,796

					2,169,380
GENERAL OBLIGATION BONDS
12.90% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/01/2019	A*	35,000	35,852
Hinds County MS School District	4.750	03/01/2015	NR	50,000	51,372
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	A-*	25,000	26,069
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,302
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	NR/BBB+*	145,000	138,429
Mississippi State	5.100	11/15/2012	Aa3/AA*	10,000	11,008
Mississippi State General Obligation Series A	5.500	12/01/2015	Aa3/AA*	100,000	111,880
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,889

					406,801
PREREFUNDED BONDS
9.89% of Net Assets
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	11,259
MS State Capital Improvements	5.000	11/01/2018	AA*	125,000	136,356
MS State Capital Improvements	5.000	11/01/2020	Aa3/AA*	50,000	54,543

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Mississippi State Capital Improvements	5.000%	11/01/2021	Aa3/AA*	$100,000	$109,085

					311,243
MUNICIPAL UTILITY REVENUE BONDS
1.99% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,636
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	51,890

					62,526
ESCROWED TO MATURITY BONDS
1.80% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Aaa/AAA*	25,000	26,938
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	29,604

					56,542
PUBLIC FACILITIES REVENUE BONDS
1.65% of Net Assets
Mississippi Development Bank Special Obligation — Southaven	6.200	03/01/2020	A*	10,000	11,044
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,764

					51,808
CERTIFICATES OF PARTICIPATION BONDS
1.32% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa	40,000	41,239

					41,239
Total Investments (cost $3,012,184)(a) — 98.5% of Net Assets					$3,099,539

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$109,451
Unrealized depreciation	(22,096)

Net unrealized appreciation	$87,355

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $3,012,184)		$3,099,539
Cash		32,940
Interest receivable		49,044
Receivable from Adviser		3,059
Prepaid expenses		1,303

Total assets		3,185,885
LIABILITIES:
Payable for:
Distributions	$30,357
Fund shares redeemed	604
Transfer agent fee	8,591

Total liabilities		39,552

NET ASSETS:
Capital		3,058,916
Net accumulated realized gain on investment transactions		62
Net unrealized appreciation in value of investments		87,355

Net assets at value		$3,146,333

NET ASSET VALUE, offering price and redemption price per share ($3,146,333 –:– 277,524 shares outstanding; unlimited number of shares authorized; no par value)		$11.34

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$133,743

Expenses:
Investment advisory fee	14,648
Transfer agent fee	4,394
Custodian and interest expense	4,930
Professional fees	1,877
Pricing fees	2,295
Trustee fees	278
Other expenses	1,750

Total expenses	30,172
Fees waived by Adviser	(13,509)
Custodian and interest expense reductions	(4,930)

Net expenses	11,733

Net investment income	122,010

Realized and unrealized loss on investments:
Net decrease in unrealized appreciation	(102,922)

Net realized and unrealized loss on investments	(102,922)

Net increase in net assets resulting from operations	$19,088

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$122,010	$103,755
Net realized gain on investments	—	753
Net (decrease)/increase in unrealized appreciation	(102,922)	145,662

Net increase in net assets resulting from operations	19,088	250,170
Distributions to shareholders from net investment income	(122,010)	(103,755)
Distributions to shareholders from capital gain	(691)	(91)
Net fund share transactions	522,051	752,982

Total increase	418,438	899,306
Net assets:
Beginning of year	2,727,895	1,828,589

End of year	$3,146,333	$2,727,895

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,				The period 1/1/2000 to 6/30/00 (a)
	2004	2003	2002	2001
Net asset value, beginning of year	$11.74	$11.00	$10.83	$10.35	$10.00

Income from investment operations:
Net investment income	0.48	0.50	0.54	0.55	0.27
Net gains on securities, both realized and unrealized	(0.40)	0.74	0.17	0.48	0.35

Total from investment operations	0.08	1.24	0.71	1.03	0.62
Less distributions:
Distributions from net investment income	(0.48)	(0.50)	(0.54)	(0.55)	(0.27)

Net asset value, end of year	$11.34	$11.74	$11.00	$10.83	$10.35

Total return	0.72%	11.53%	6.67%	10.19%	6.24	% (c)
Net assets, end of year (in thousands)	$3,146	$2,728	$1,829	$816	$238
Ratio of net expenses to average net assets (d)	0.40%	0.33%	0.27%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	4.16%	4.37%	4.87%	5.18%	5.31	% (b)
Portfolio turnover	0.18%	2.36%	3.40%	0.00%	0.00%

(a)	Commencement of operations January 1, 2000

(b)	Annualized

(c)	Total return is not annualized

(d)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.46% and .17% for 2004, .55% and .20% for 2003, .60% and .37% for 2002, ..92%, 1.02% for 2001, and 2.85% and 1.39% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL BONDS
55.82% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/01/2017	Aaa/AAA*	$500,000	$518,115
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*	500,000	519,715
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	Aa/AA*	1,000,000	1,034,030
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*	250,000	274,118
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*	500,000	527,240
Elizabeth City NC Housing Developement Mortgage Revenue	6.125	04/01/2023	Aa	140,000	143,447
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA*	850,000	903,100
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA*	500,000	543,400
Greenville NC Housing Developement Corp Series A	5.800	07/01/2024	Aaa/AAA*	35,000	35,537
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*	1,000,000	1,039,560
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	102,812
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*	250,000	262,310
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*	100,000	104,868
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*	1,110,000	1,145,320
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*	1,000,000	1,025,640
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	613,086
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	625,672
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*	150,000	150,600
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*	345,000	375,719
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*	1,000,000	1,045,550
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*	1,000,000	1,158,260
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*	50,000	55,098
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*	60,000	66,088
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*	1,000,000	1,051,050
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*	500,000	518,115
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*	350,000	345,625
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*	500,000	518,915
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*	5,000	5,141
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA*	50,000	53,421
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	85,878
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*	500,000	521,955
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*	700,000	735,371
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*	100,000	109,677
Pitt County NC Certificates of Participation Public Facilities	5.500	04/01/2020	Aaa/AAA*	500,000	534,700
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa	1,000,000	1,053,050
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa	1,000,000	1,022,040
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*	500,000	563,330
Union County NC Enterprise System	4.100	06/01/2021	Aaa/AAA*	1,185,000	1,090,887
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*	500,000	542,420
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*	120,000	127,588
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	496,930
University of NC at Winston-Salem Student Services Revenue	5.400	06/01/2012	Aaa/AAA*	10,000	10,578

					21,655,956
HOSPITAL AND HEALTHCARE REVENUE BONDS
14.75% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	01/15/2021	Aa3/AA*	250,000	264,310
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	01/15/2026	Aa3/AA*	50,000	52,297
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	01/15/2017	Aa3/AA*	750,000	763,080
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*	1,000,000	1,017,410
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*	1,000,000	1,026,200
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	06/01/2017	Aa3/AA*	900,000	934,047
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	06/01/2021	Aa3/AA*	150,000	151,902
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	153,047
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/01/2013	Aa3/AA-*	800,000	847,824

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

NC Medical Care Community Hospital Revenue-Pitt County	5.000%	12/01/2018	Aa3/AA-*	$500,000	$509,595

					5,719,712
CERTIFICATES OF PARTICIPATION BONDS
8.77% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*	650,000	661,947
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	747,110
Charlotte NC Certificates of Participation Convention Facilities	5.250	06/01/2020	Aa2/AA+*	1,000,000	1,050,800
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa2/AA+*	400,000	412,984
Forsyth County NC Certificates of Participation	5.125	10/01/2017	Aa2/AA+*	500,000	529,750

					3,402,591
PREREFUNDED BONDS
9.17% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	03/01/2015	Aaa/AAA*	400,000	431,504
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/AA*	55,000	60,526
Greenville NC Enterprise System Revenue	6.000	09/01/2010	A1/A+*	100,000	102,817
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*	15,000	17,427
North Carolina Public Improvement	5.250	03/01/2016	Aaa/AAA*	1,000,000	1,111,460
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AAA*	325,000	348,299
Union County NC Enterprise System Revenue	5.500	06/01/2021	Aaa/AAA*	245,000	265,877
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	A1/AA*	105,000	112,531
Winston-Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA*	1,000,000	1,107,580

					3,558,021
GENERAL OBLIGATION BONDS
2.70% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA*	1,000,000	1,048,060

					1,048,060
LEASE REVENUE BONDS
2.64% of Net Assets
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*	1,000,000	1,022,230

					1,022,230
PUBLIC FACILITIES REVENUE BONDS
2.00% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa/AA*	700,000	711,242
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	20,000	20,907
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	40,000	41,813

					773,962
MUNICIPAL UTILITY REVENUE BONDS
1.42% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa1/AA+*	520,000	550,332

					550,332
STATE AND LOCAL MORTGAGE REVENUE BONDS
.99% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA*	65,000	66,485
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	50,000	52,071
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+*	65,000	65,709
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	95,000	97,771
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	100,000	100,030

					382,066

Total Investments (cost $36,767,903)(a)—98.26% of Net Assets					$38,112,930

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2004

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,493,630
Unrealized depreciation	(148,603)

Net unrealized appreciation	$1,345,027

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $36,767,903)		$38,112,930
Cash		597,097
Receivable for investments sold		100,000
Interest receivable		433,578
Prepaid expenses		6,374

Total assets		39,249,979
LIABILITIES:
Payable for:
Distributions	$391,824
Fund shares redeemed	44,994
Investment advisory fee	17,490
Transfer agent fee	4,706

Total liabilities		459,014

NET ASSETS:
Capital		38,510,912
Net accumulated realized loss on investment transactions		(1,064,974)
Net unrealized appreciation in value of investments		1,345,027

Net assets at value		$38,790,965

NET ASSET VALUE, offering price and redemption price per share ($38,790,965 –:– 3,597,001 shares outstanding; unlimited number of shares authorized; no par value)		$10.78

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$1,858,483

Expenses:
Investment advisory fee	195,819
Transfer agent fee	52,996
Custodian and interest expense	11,664
Professional fees	6,140
Trustee fees	3,774
Other expenses	12,619

Total expenses	283,012
Custodian and interest expense reductions	(11,664)

Net expenses	271,348

Net investment income	1,587,135

Realized and unrealized loss on investments:
Net realized loss	(57,527)
Net decrease in unrealized appreciation	(1,144,007)

Net realized and unrealized loss on investments	(1,201,534)

Net increase in net assets resulting from operations	$385,601

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$1,587,135	$1,550,959
Net realized loss on investments	(57,527)	(863,370)
Net (decrease)/increase in unrealized appreciation	(1,144,007)	2,292,076

Net increase in net assets resulting from operations	385,601	2,979,665
Distributions to shareholders from net investment income	(1,587,135)	(1,550,959)
Net fund share transactions	324,586	5,654,610

Total (decrease)/increase	(876,948)	7,083,316
Net assets:
Beginning of year	39,667,913	32,584,597

End of year	$38,790,965	$39,667,913

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$11.12	$10.68	$10.63	$10.21	$10.61

Income from investment operations:
Net investment income	0.44	0.47	0.49	0.50	0.51
Net gains/(losses) on securities, both realized and unrealized	(0.34)	0.44	0.05	0.42	(0.40)

Total from investment operations	0.10	0.91	0.54	0.92	0.11
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	0.00	(0.01)
Distributions from net investment income	(0.44)	(0.47)	(0.49)	(0.50)	(0.50)

Net asset value, end of year	$10.78	$11.12	$10.68	$10.63	$10.21

Total return	0.95%	8.70%	5.19%	9.09%	1.07%
Net assets, end of year (in thousands)	$38,791	$39,668	$32,585	$25,945	$21,660
Ratio of net expenses to average net assets (a)	0.69%	0.68%	0.57%	0.55%	0.55%
Ratio of net investment income to average net assets	4.05%	4.29%	4.60%	4.71%	4.92%
Portfolio turnover	10.51%	7.99%	6.60%	19.71%	16.14%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .03% for 2004, .02% and .03% for 2003, .14% and .03% for 2002, .16% and .03% for 2001, and .17% and .03% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
49.00% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600%	06/01/2005	Aaa/AAA*	$50,000	$51,424
Carteret County NC General Obligation	5.400	05/01/2009	Aaa/AAA*	100,000	107,903
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*	100,000	107,345
Charlotee NC Certificates of Participation Series A	5.000	08/01/2012	Aaa/AAA*	1,000,000	1,085,730
Coastal Regualtion Solid Waste Management Authority NC	4.250	06/01/2005	Aaa/AAA*	125,000	128,149
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*	150,000	158,294
Duplin County NC Certificates of Participation	3.000	09/01/2009	Aaa/AAA*	225,000	223,076
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*	100,000	104,829
Harnett County Nc Certificates of Participation	5.250	12/01/2009	Aaa/AAA*	240,000	264,295
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*	150,000	156,096
Haywood County NC Certificates of Participation	4.000	10/01/2009	Aaa/AAA*	400,000	415,932
Johnston County NC Certificates of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*	100,000	107,492
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*	200,000	212,834
New Hanover County NC Regional Medical Center Hospital Revnue	4.250	10/01/2009	Aaa/AAA*	100,000	104,739
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	AA*	100,000	98,646
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*	200,000	216,480
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	A/A*	120,000	131,916
NC Municipal Power Agency Number 1-Catawba Electric	6.000	01/01/2008	Aaa/AAA*	250,000	276,250
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*	200,000	225,790
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*	500,000	544,195
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	60,000	61,676
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	80,501
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/01/2006	Aaa	100,000	104,455
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aaa	350,000	368,589
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*	450,000	490,293
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*	125,000	132,498
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*	200,000	216,828
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	07/01/2011	Aaa/AAA*	200,000	217,904
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*	100,000	107,049
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/01/2007	Aaa/AAA*	500,000	543,350
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*	145,000	157,324
University NC System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA*	200,000	216,110
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*	250,000	273,238

					7,691,230
GENERAL OBLIGATION BONDS
14.75% of Net Assets
Caldwell County NC General Obligation	6.000	02/01/2005	A1/A*	50,000	50,440
Cary NC General Obligation	4.250	03/01/2008	Aaa/AAA*	400,000	421,652
Durham NC Certificates of Participation	5.100	06/01/2005	Aa1/AA+*	100,000	103,311
Forsyth County NC Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA*	250,000	266,553
Hickory NC General Obligation	4.300	05/01/2006	Aa3/AA-*	80,000	83,342
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA-*	150,000	160,739
NC State General Obligation Series A	4.750	04/01/2006	Aaa/AAA*	200,000	209,490
North Carolina State General Obligation Series A	4.750	04/01/2008	Aa1/AAA*	100,000	107,191
North Carolina State General Obligation Series A	4.750	04/01/2010	Aaa/AAA*	100,000	106,250
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*	150,000	159,630
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*	50,000	53,140
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*	115,000	121,568
Wake County NC General Obligation Unlimited	4.500	03/01/2009	Aaa/AAA*	250,000	261,798
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA*	200,000	210,048

					2,315,152
CERTIFICATES OF PARTICIPATION BONDS
12.94% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*	55,000	57,498
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*	100,000	105,685
Charlotte NC Certificates of Participation Series D	5.750	06/01/2006	Aa1/AA+*	100,000	106,849
Charlotte NC Certificates of Participation Series D	5.750	06/01/2007	Aa1/AA+*	100,000	108,739
Charlotte NC Certificates of Participation Series D	5.750	06/01/2008	Aa1/AA+*	100,000	110,367
Charlotte NC Certificates of Participation Series B	5.000	06/01/2007	Aa1/AA+*	500,000	534,385
Charlotte NC Certificates of Participation Series B	5.000	06/01/2009	Aa1/AA+*	100,000	107,894
Durham County Nc Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	224,469

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Durham County NC Certificates of Participation Series B	4.950%	12/01/2005	Aa1/AA+*	$130,000	$135,730
Durham NC Certificates of Participation Series B	5.000	06/01/2008	Aa1/AA+*	100,000	107,046
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*	300,000	324,549
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*	100,000	108,383

					2,031,594
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.75% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	01/15/2007	Aa3/AA*	200,000	212,470
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*	200,000	210,492
NC Community Health Care Facility Duke Hospital	4.100	06/01/2005	Aa3/AA*	100,000	102,354
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*	200,000	209,922
North Carolina Medical Care Community Hospital Novant Health	5.000	11/01/2008	Aa3/AA-*	300,000	324,339
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*	275,000	282,703
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	325,000	343,658
North Carolina Medical Care Community Hospital St Joseph	4.300	10/01/2007	Aa3/AA*	150,000	157,659

					1,843,597
LEASE REVENUE BONDS
6.66% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Series A	4.800	06/01/2012	Aa3/AA-*	75,000	78,997
Greensboro NC Enterprise System Revenue Series A	5.000	06/01/2011	Aa3/AA+*	500,000	542,840
Raleigh NC Combination Enterprise System Revenue	5.000	03/01/2009	Aa1/AAA*	150,000	160,928
Winston Salem NC Certificates of Participation Series A	3.950	06/01/2009	Aa1/AA+*	100,000	103,386
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa/AAA*	150,000	158,765

					1,044,916
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.04% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/01/2011	Aa3/AA*	530,000	578,023
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+*	195,000	212,382

					790,405
ESCROWED TO MATURITY BONDS
1.25% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	01/01/2010	Aaa/AAA*	160,000	196,179

					196,179
MUNICIPAL UTILITY REVENUE BONDS
.67% of Net Assets
Orange County Water & Sewer Authority Revnue	4.350	07/01/2010	Aa1/AA*	100,000	105,452

					105,452
Total Investments (cost $15,838,535)(a)—102.06% of Net Assets					$16,018,525

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$285,433
Unrealized depreciation	(105,443)

Net unrealized appreciation	$179,990

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $15,838,535)		$16,018,525
Interest receivable		195,649

Total assets		16,214,174
LIABILITIES:
Payable for:
Distributions	$42,902
Due custodian	1,426
Fund shares redeemed	86,179
Investment advisory fee	3,417
Transfer agent fee	1,920
Other	4,067
Borrowings under line of credit	379,000

Total liabilities		518,911

NET ASSETS:
Capital		15,558,587
Net accumulated realized loss on investment transactions		(43,314)
Net unrealized appreciation in value of investments		179,990

Net assets at value		$15,695,263

NET ASSET VALUE, offering price and redemption price per share ($15,695,263–:–1,485,410 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$532,556

Expenses:
Investment advisory fee	77,222
Transfer agent fee	23,167
Professional fees	7,785
Custodian and interest expense	8,261
Trustee fees	1,466
Other expenses	7,652

Total expenses	125,553
Expenses waived by Adviser	(38,376)
Custodian and interest expense reductions	(8,261)

Net expenses	78,916

Net investment income	453,640

Realized and unrealized loss on investments:
Net realized loss	(15,173)
Net decrease in unrealized appreciation	(394,565)

Net realized and unrealized loss on investments	(409,738)

Net increase in net assets resulting from operations	$43,902

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$453,640	$348,919
Net realized (loss)/gain on investments	(15,173)	2,510
Net (decrease)/increase in unrealized appreciation	(394,565)	347,088

Net increase in net assets resulting from operations	43,902	698,517
Distributions to shareholders from net investment income	(453,640)	(348,919)
Net fund share transactions	2,234,399	4,261,235

Total increase	1,824,661	4,610,833
Net assets:
Beginning of year	13,870,602	9,259,769

End of year	$15,695,263	$13,870,602

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$10.85	$10.47	$10.25	$9.94	$10.09

Income from investment operations:
Net investment income	0.32	0.35	0.38	0.40	0.39
Net gains/(losses) on securities, both realized and unrealized	(0.28)	0.38	0.22	0.31	(0.15)

Total from investment operations	0.04	0.73	0.60	0.71	0.24
Less distributions:
Distributions from net investment income	(0.32)	(0.35)	(0.38)	(0.40)	(0.39)

Net asset value, end of year	$10.57	$10.85	$10.47	$10.25	$9.94

Total return	0.33%	7.10%	5.99%	7.24%	2.47%
Net assets, end of year (in thousands)	$15,695	$13,871	$9,260	$4,875	$4,246
Ratio of net expenses to average net assets (a)	0.51%	0.50%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.94%	3.28%	3.69%	3.93%	3.94%
Portfolio turnover	8.37%	19.12%	13.65%	7.29%	25.85%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.25% and .05% for 2004, .26% and .04% for 2003, .31% and .07% for 2002, ..30%,.11% for 2001, and .32% and .11% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
39.07% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.650%	02/01/2017	Aaa	$200,000	$217,316
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	53,712
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*	800,000	836,040
Giles County TN	4.500	02/01/2018	Aaa	1,000,000	1,001,370
Greater Tennessee Housing Assistance Refunding	7.250	07/01/2024	Aaa/AAA*	5,000	5,006
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	AAA*	200,000	204,851
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	324,930
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*	1,000,000	1,181,790
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa	710,000	707,890
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	500,000	520,740
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	Baa/AAA*	1,315,000	1,390,047
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*	10,000	11,545
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	AAA*	1,000,000	1,006,190
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa	400,000	434,619
Knoxville TN Gas Revenue—Series K	4.750	03/01/2020	Aaa/AAA*	1,500,000	1,506,600
Knoxville TN Wastewater System Revenue—Series A	4.750	04/01/2021	Aaa/AAA	1,150,000	1,145,964
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA	1,150,000	1,199,496
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA	100,000	107,834
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA	350,000	376,765
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA	1,000,000	1,038,750
Montgomery County TN	4.750	05/01/2016	Aaa	1,850,000	1,929,976
Montgomery County TN	4.750	05/01/2020	Aaa	1,000,000	1,003,970
North Anderson TN Utility District Waterworks Revenue	5.600	01/01/2015	Aaa/AAA*	100,000	104,093
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	265,000	271,601
Overton County TN Refunding—Schools	5.000	04/01/2018	Aaa	1,000,000	1,047,040
Robertson County TN	4.500	06/01/2015	Aaa	1,750,000	1,806,525
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*	100,000	103,687
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*	145,000	148,876
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*	650,000	679,686
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*	690,000	746,463
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*	500,000	516,590
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*	1,000,000	1,023,570
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*	2,500,000	2,534,700
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*	1,000,000	940,110
TN Housing Development Agency Homeownership Program	5.900	07/01/2017	Aaa/AAA*	30,000	30,401
TN Housing Development Agency Mortgage Finance Program	6.200	07/01/2018	Aaa/AAA*	320,000	330,595
Wilson County TN Referendum	5.000	04/01/2018	Aaa	1,000,000	1,053,790

					27,543,128
HOSPITAL AND HEALTHCARE REVENUE BONDS
17.31% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa3/AA-*	1,000,000	1,009,130
Knox County TN Health—Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*	2,175,000	2,334,819
Knox County TN Health Educational & Housing Facilities	5.750	04/01/2019	Baa1	1,000,000	1,028,020
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	A3/A*	1,100,000	1,201,728
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	AA*	2,255,000	2,310,360
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,559,975
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,681,281
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/01/2014	A-*	75,000	77,381

					12,202,694
GENERAL OBLIGATION BONDS
13.59% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,019,510
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	319,389
Memphis TN General Obligation	5.250	04/01/2016	Aa2/AA*	610,000	648,345
Memphis TN Referendum—General Improvement	5.000	11/01/2015	Aa2/AA*	1,250,000	1,344,063
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*	1,500,000	1,535,835
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*	2,000,000	2,057,420
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	518,765
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa/AA*	100,000	106,657
Shelby County TN General Obligation	5.625	04/01/2014	Aa3/AA+*	60,000	62,405
Shelby County TN—Series A	4.600	11/01/2022	Aa2/AA+*	500,000	492,660
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	675,721

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Wilson County TN General Obligation Refunding	5.100%	05/01/2016	Aaa	$745,000	$799,303

					9,580,073
STATE AND LOCAL MORTGAGE REVENUE
9.41% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	03/01/2021	A*	450,000	423,320
Memphis TN Health Education & Housing Board River Trace II	6.250	10/01/2013	Aaa	50,000	51,259
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	07/01/2018	BBB-*	800,000	730,240
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	07/01/2028	BBB-*	500,000	443,850
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	205,150
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	1,055,000	1,092,558
TN Housing Development Agency Series 2001	5.250	01/01/2020	Aa2/AA*	635,000	651,447
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	3,000,000	3,036,540

					6,634,364
MUNICIPAL UTILITY REVENUE BONDS
8.25% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*	1,500,000	1,553,370
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa	1,000,000	1,051,720
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA*	700,000	722,953
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*	435,000	449,042
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*	700,000	734,482
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa/AA*	1,085,000	1,118,841
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,688

					5,816,096
PREREFUNDED BONDS
6.62% of Net Assets
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	A-	200,000	219,148
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,722
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*	2,000,000	2,050,520
Marion County TN General Obligation	6.000	04/01/2018	Aaa	950,000	1,071,268
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	72,677
Shelby County TN General Obligation	5.625	04/01/2014	AA+*	20,000	20,843
TN Local Development Authority Community Provider Pooled Loan Program	6.250	10/01/2009	A-*	30,000	30,971
TN Local Development Authority Community Provider Pooled Loan Program	6.450	10/01/2014	A-*	40,000	41,347
Williamson County TN General Obligation	5.375	03/01/2019	Aa1	1,000,000	1,106,990
Williamson County TN General Obligation	5.600	09/01/2010	Aa	45,000	46,238

					4,665,724
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.49% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3	10,000	10,293
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,744,047

					1,754,340
ESCROWED TO MATURITY BONDS
1.77% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	AAA*	1,000,000	1,034,550
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A*	200,000	216,364

					1,250,914
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.43% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	24,182
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	29,337
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	29,730
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	119,188
Maury County TN Pollution Control Revenue Saturn Corporation Project	6.500	09/01/2024	Baa1/BBB*	100,000	102,530

					304,967
LEASE REVENUE BONDS
0.61% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa/BBB*	250,000	259,470

					259,470

Total Investments (cost $69,083,262)(a)—99.55% of Net Assets					$70,011,770

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2004

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,731,965
Unrealized depreciation	(803,457)

Net unrealized appreciation	$928,508

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $69,083,262)		$70,011,770
Cash		54,251
Receivable from investments sold		5,000
Prepaid expenses		12,072
Interest receivable		1,142,675

Total assets		71,225,768
LIABILITIES:
Payable for:
Distributions	$690,167
Investment advisory fee	28,806
Transfer agent fee	7,405
Total liabilities		726,378

NET ASSETS:
Capital		70,736,336
Net accumulated realized loss on investment transactions		(1,165,454)
Net unrealized appreciation in value of investments		928,508

Net assets at value		$70,499,390

NET ASSET VALUE, offering price and redemption price per share ($70,499,390 –:– 6,486,766 shares outstanding; unlimited number of shares authorized; no par value)		$10.87

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$3,142,344

Expenses:
Investment advisory fee	331,799
Transfer agent fee	85,632
Professional fees	9,290
Custodian and interest expense	15,462
Trustee fees	6,282
Other expenses	12,952

Total expenses	461,417
Custodian and interest expense reductions	(15,462)

Net expenses	445,955

Net investment income	2,696,389

Realized and unrealized loss on investments:
Net realized loss	(251,994)
Net decrease in unrealized appreciation	(2,205,607)

Net realized and unrealized loss on investments	(2,457,601)

Net increase in net assets resulting from operations	$238,788

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$2,696,389	$2,359,370
Net realized loss on investments	(251,994)	(22,866)
Net (decrease)/increase in unrealized appreciation	(2,205,607)	2,154,371

Net increase in net assets resulting from operations	238,788	4,490,875
Distributions to shareholders from net investment income	(2,696,389)	(2,359,370)
Net fund share transactions	14,141,127	8,157,141

Total increase	11,683,526	10,288,646
Net assets:
Beginning of year	58,815,864	48,527,218

End of year	$70,499,390	$58,815,864

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$11.26	$10.82	$10.72	$10.32	$10.77

Income from investment operations:
Net investment income	0.45	0.48	0.52	0.52	0.53
Net gains/(losses) on securities, both realized and unrealized	(0.39)	0.44	0.10	0.40	(0.45)

Total from investment operations	0.06	0.92	0.62	0.92	0.08
Less distributions:
Distributions from net investment income	(0.45)	(0.48)	(0.52)	(0.52)	(0.53)

Net asset value, end of year	$10.87	$11.26	$10.82	$10.72	$10.32

Total return	0.55%	8.65%	5.85%	9.08%	0.84%
Net assets, end of year (in thousands)	$70,499	$58,816	$48,527	$45,035	$40,524
Ratio of net expenses to average net assets (a)	0.67%	0.65%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	4.05%	4.32%	4.77%	4.90%	5.09%
Portfolio turnover	16.11%	8.36%	11.85%	22.31%	8.80%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .03% for 2004, .01% and .02% for 2003, .16% and .02% for 2002, .15%, .02% for 2001, and .13% and .02% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
56.67% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*	$715,000	$791,619
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*	50,000	52,127
Columbia Tn Waterworks Revenue	5.000	12/01/2008	Aaa/AAA*	100,000	108,089
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa/AAA*	100,000	106,623
Hardeman County TN Corrctional Facility Revenue	7.000	08/01/2005	A/A*	240,000	251,837
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*	315,000	333,982
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*	125,000	136,143
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	323,544
Knox County TN Health Education & Housing Baptist Health System	5.000	04/15/2006	Aaa/AAA*	100,000	104,997
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA*	270,000	287,337
Maury County TN General Obligation Bond	5.000	04/01/2009	Aaa/AAA*	750,000	812,834
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*	250,000	257,963
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*	500,000	560,215
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*	150,000	162,044
Memphis TN Electric System Revenue Series A	5.000	12/01/2009	Aaa/AAA*	200,000	216,946
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*	350,000	377,591
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa/AAA*	400,000	419,988
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa	400,000	430,032
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*	250,000	261,200
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*	200,000	208,750
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*	220,000	231,686
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*	250,000	272,663
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2008	Aaa/AAA*	100,000	105,528
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2009	Aaa/AAA*	100,000	105,818
Shelby County TN Health Education & Housing Facility Rhodes College	4.350	08/01/2006	Aaa/AAA*	100,000	104,400
Sullivan County TN Wellmont Hospital Health System Project	3.000	09/01/2009	Aa/AA*	475,000	460,997
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*	335,000	355,897
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*	500,000	539,390
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*	650,000	703,151
Tennergy Corporation TN Gas Revenue	4.125	06/01/2009	Aaa/AAA*	100,000	104,468
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*	100,000	104,655
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	09/01/2007	Aaa/AAA*	610,000	654,237
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*	300,000	321,756
TN Energy Acquisition Corporation Gas Revenue Series B	4.500	09/01/2008	Aaa/AAA*	295,000	311,974
TN State General Obligation Series A	5.250	02/01/2008	Aaa/AAA*	140,000	151,920
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA*	720,000	779,314

					11,511,715
GENERAL OBLIGATION BONDS
21.79% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*	500,000	557,675
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1	100,000	105,021
Shelby County TN Public Improvement & Schools	5.000	04/01/2008	Aa2/AA*	1,000,000	1,077,430
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	97,408
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	695,492
Metropolitan Government Nashville & Davidson County TN General Obligation	4.250	11/15/2007	Aa2/AA*	100,000	105,263
Metropolitan Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	322,239
Metropolitan Government Nashville & Davidson County TN General Obligation	5.250	10/15/2009	Aa2/AA*	500,000	547,980
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	271,405
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	210,084
Shelby County TN Public Improvement General Obligation	5.500	04/01/2009	Aa3/AA+*	100,000	110,525
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*	300,000	325,263

					4,425,785
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.69% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*	700,000	749,154
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*	100,000	102,418
Metropolitan Government Nashville & Davidson Counties TN	4.300	08/01/2004	AA*	100,000	100,237

					951,809
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.39% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	01/01/2008	Aa3/AA*	250,000	274,618
TN State School Board Authority Higher Education Facility	4.300	05/01/2008	Aa3/AA-*	490,000	513,623

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

TN State School Board Authority Higher Education Facility	4.800%	05/01/2014	Aa2/AA*	$100,000	$103,823

					892,064
PREREFUNDED BONDS
4.01% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa	100,000	107,334
Marion County TN General Obligation	6.000	04/01/2024	Aaa/AAA*	200,000	225,530
Metropolitan Government Nashville & Davidson County Hospital	5.125	11/01/2027	Aaa/AAA*	250,000	273,750
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	215,582

					822,196
LEASE REVENUE BONDS
2.60% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express	5.000	09/01/2009	Baa2/BBB*	250,000	263,108
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*	255,000	265,509

					528,617
ESCROWED TO MATURITY BONDS
2.55% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/01/2004	AAA*	15,000	15,415
Shelby County TN Health Education & Housing Methodist Health	6.250	08/01/2009	Aaa/AAA*	440,000	502,735

					518,150
MUNICIPAL UTILITY REVENUE BONDS
1.40% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	181,555
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*	100,000	103,546

					285,101
STATE AND LOCAL MORTGAGE REVENUE BONDS
.59% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	120,000

					120,000

Total Investments (cost $20,033,054)(a) - 98.69% of Net Assets					$20,055,437

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$280,273
Unrealized depreciation	(257,890)

Net unrealized appreciation	$22,383

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $20,033,054)		$20,055,437
Cash		123,340
Interest receivable		221,806

Total assets		20,400,583
LIABILITIES:
Payable for:
Distributions	$51,038
Fund shares redeemed	30,000
Investment advisory fee	4,864
Transfer agent fee	2,443
Other	1,496

Total liabilities		89,841

NET ASSETS:
Capital		20,331,699
Net accumulated realized loss on investment transactions		(43,340)
Net unrealized appreciation in value of investments		22,383

Net assets at value		$20,310,742

NET ASSET VALUE, offering price and redemption price per share ($20,310,742 –:– 1,919,903 shares outstanding; unlimited number of shares authorized; no par value)		$10.58

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$624,390

Expenses:
Investment advisory fee	89,209
Transfer agent fee	26,757
Professional fees	6,746
Custodian and interest expense	6,831
Trustee fees	1,668
Other expenses	6,977

Total expenses	138,188
Expenses waived by Adviser	(40,117)
Custodian and interest expense reductions	(6,831)

Net expenses	91,240

Net investment income	533,150

Realized and unrealized gain/(loss) on investments:
Net realized gain	10,221
Net decrease in unrealized appreciation	(615,735)

Net realized and unrealized loss on investments	(605,514)

Net decrease in net assets resulting from operations	$(72,364)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$533,150	$442,050
Net realized gain on investments	10,221	7,935
Net (decrease)/increase in unrealized appreciation	(615,735)	468,165

Net (decrease)/increase in net assets resulting from operations	(72,364)	918,150
Distributions to shareholders from net investment income	(533,150)	(442,050)
Net fund share transactions	4,916,653	4,157,746

Total increase	4,311,139	4,633,846
Net assets:
Beginning of year	15,999,603	11,365,757

End of year	$20,310,742	$15,999,603

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$10.91	$10.50	$10.35	$10.18	$10.33

Income from investment operations:
Net investment income	0.32	0.35	0.40	0.42	0.41
Net gains/(losses) on securities, both realized and unrealized	(0.33)	0.41	0.15	0.17	(0.15)

Total from investment operations	(0.01)	0.76	0.55	0.59	0.26
Less distributions:
Distributions from net investment income	(0.32)	(0.35)	(0.40)	(0.42)	(0.41)

Net asset value, end of year	$10.58	$10.91	$10.50	$10.35	$10.18

Total return	(0.07%)	7.37%	5.43%	5.85%	2.53%
Net assets, end of year (in thousands)	$20,311	$16,000	$11,366	$7,216	$6,415
Ratio of net expenses to average net assets (a)	0.51%	0.50%	0.41%	0.59%	0.60%
Ratio of net investment income to average net assets	2.99%	3.29%	3.84%	4.03%	3.96%
Portfolio turnover	5.92%	20.27%	22.10%	48.90%	28.67%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.22% and .04% for 2004, .23% and .04% for 2003, .35% and .06% for 2002, .17%, .07% for 2001, and .18% and .07% for 2000, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies—100%

June 30, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value

FEDERAL HOME LOAN BANK
50.03% of Net Assets
Medium Term Note	7.000%	08/15/2014	Aaa/AAA*	$500,000	$574,605
Medium Term Note	5.625	02/12/2018	Aaa/AAA*	1,500,000	1,497,117
Medium Term Note	5.620	08/06/2018	Aaa/AAA*	3,000,000	2,996,187
Medium Term Note	7.560	09/01/2004	Aaa/AAA*	150,000	151,477
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,057,395
Medium Term Note	5.875	09/19/2017	Aaa/AAA*	783,333	783,511
Medium Term Note	5.250	05/21/2018	Aaa/AAA*	1,000,000	982,967

					9,043,259
FEDERAL HOME LOAN MORTGAGE
21.87% of Net Assets
Medium Term Note	4.875	03/15/2007	Aaa/AAA*	1,400,000	1,450,684
Medium Term Note	5.125	11/07/2013	Aaa/AAA*	1,000,000	995,855
Medium Term Note	5.500	09/12/2013	Aaa/AAA*	1,500,000	1,505,873

					3,952,412
FEDERAL NATIONAL MORTGAGE ASSOCIATION
18.74% of Net Assets
Medium Term Note	5.750	11/07/2017	Aaa/AAA*	400,000	406,150
Medium Term Note	5.300	08/15/2013	Aaa/AAA*	2,000,000	2,016,950
Medium Term Note	5.580	07/21/2023	Aaa/AAA*	1,000,000	963,887

					3,386,987
STUDENT LOAN MARKETING ASSOCIATION
6.41% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*	1,000,000	1,159,339

					1,159,339
CASH EQUIVALENTS
1.76% of Net Assets
US Bank U.S. Treasury Money Market Fund				318,894	318,894

					318,894

Total Investments (cost $17,525,825) (a)—98.81% of Net Assets					$17,860,891

*	Standard and Poor’s Corporation
All	other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$431,187
Unrealized depreciation	(96,121)

Net unrealized appreciation	$335,066

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS:
Investments in securities, at value (Cost: $17,525,825)		$17,860,891
Cash		4,305
Interest receivable		296,763
Prepaid expenses		4,834

Total assets		18,166,793
LIABILITIES:
Payable for:
Distributions	$82,798
Fund shares redeemed	3,500
Investment advisory fee	2,987
Transfer agent fee	2,240

Total liabilities		91,525

NET ASSETS:
Capital		18,114,776
Net accumulated realized loss on investment transactions		(374,574)
Net unrealized appreciation in value of investments		335,066

Net assets at value		$18,075,268

NET ASSET VALUE, offering price and redemption price per share ($18,075,268–:–1,817,613 shares outstanding; unlimited number of shares authorized; no par value)		$9.94

STATEMENT OF OPERATIONS

For the year ended June 30, 2004

Net investment income:
Interest income	$1,030,152

Expenses:
Investment advisory fee	36,934
Transfer agent fee	27,704
Custodian and interest expense	5,959
Professional fees	3,093
Trustee fees	1,779
Printing fees	5,000
Postage fees	4,700
Other expenses	3,181

Total expenses	88,350
Custodian and interest expense reductions	(5,959)

Net expenses	82,391

Net investment income	947,761

Realized and unrealized loss on investments:
Net realized loss	(117,848)
Net decrease in unrealized appreciation	(644,245)

Net realized and unrealized loss on investments	(762,093)

Net increase in net assets resulting from operations	$185,668

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2004 and 2003

	2004	2003
Increase in net assets:
Operations:
Net investment income	$947,761	$830,938
Net realized (loss)/gain on investments	(117,848)	24,189
Net (decrease)/increase in unrealized appreciation	(644,245)	414,578

Net increase in net assets resulting from operations	185,668	1,269,705
Distributions to shareholders from net investment income	(947,761)	(830,938)
Net fund share transactions	79,612	4,907,337

Total (decrease)/increase	(682,481)	5,346,104
Net assets:
Beginning of year	18,757,749	13,411,645

End of year	$18,075,268	$18,757,749

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$10.35	$10.07	$9.83	$9.43	$9.73

Income from investment operations:
Net investment income	0.52	0.53	0.58	0.64	0.65
Net gains/(losses) on securities, both realized and unrealized	(0.41)	0.28	0.24	0.40	(0.30)

Total from investment operations	0.11	0.81	0.82	1.04	0.35
Less distributions:
Distributions from net investment income	(0.52)	(0.53)	(0.58)	(0.64)	(0.65)

Net asset value, end of year	$9.94	$10.35	$10.07	$9.83	$9.43

Total return	1.09%	8.23%	8.54%	11.29%	3.76%
Net assets, end of year (in thousands)	$18,075	$18,758	$13,412	$11,057	$10,167
Ratio of net expenses to average net assets (a)	0.45%	0.45%	0.48%	0.42%	0.41%
Ratio of net investment income to average net assets	5.12%	5.19%	5.81%	6.56%	6.83%
Portfolio turnover	42.35%	53.62%	75.15%	24.94%	33.35%

(a)	Percentages before custodian and interest expense reductions were:

.48% for 2004, .48% for 2003, .52% for 2002, .46% for 2001, and .45% for 2000.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on the accrual basis.

D.	When-Issued Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time the funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2004. Therefore, no federal income tax provision is required.

F.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series, and
North Carolina Tax-Free Short-to-Medium Series, and
Tennessee Tax-Free Short-to-Medium Series, and
Intermediate Government Bond Series, and

Quarterly for:	Alabama Tax-Free Income Series, and
Kentucky Tax-Free Income Series, and
Mississippi Tax-Free Income Series, and
North Carolina Tax-Free Income Series, and
Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

2.	Investment Advisory Fee, continued:

under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the year ended June 30, 2004 , investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$25,461	$20,794
Kentucky Tax-Free Income Series	$2,534,221	—
Kentucky Tax-Free Short-to-Medium Series	$510,792	—
Mississippi Tax-Free Income Series	$14,648	$13,509
North Carolina Tax-Free Income Series	$195,819	—
North Carolina Tax-Free Short-to-Medium Series	$77,222	$38,376
Tennessee Tax-Free Income Series	$331,799	—
Tennessee Tax-Free Short-to-Medium Series	$89,209	$40,117
Intermediate Government Bond Series	$36,934	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.	Purchases and Sales of Securities

During the year ended June 30, 2004, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,114,968	$832,101
Kentucky Tax-Free Income Series	86,964,509	47,793,140
Kentucky Tax-Free Short-to-Medium Series	19,849,584	18,607,384
Mississippi Tax-Free Income Series	528,846	5,000
North Carolina Tax-Free Income Series	5,333,740	4,381,265
North Carolina Tax-Free Short-to-Medium Series	4,780,576	1,258,650
Tennessee Tax-Free Income Series	25,209,025	10,378,586
Tennessee Tax-Free Short-to-Medium Series	8,115,495	1,025,902
Intermediate Government Bond Series	8,448,433	7,571,537

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

4.	Capital Shares

At June 30, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2004		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	104,313	$1,219,419	328,581	$3,807,346
Shares issued for reinvestment of distributions	12,749	150,214	11,571	133,865
Shares redeemed	(47,759)	(551,918)	(163,273)	(1,896,596)
Net increase	69,303	$817,715	176,879	$2,044,615

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2004		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	9,378,748	$71,597,853	11,720,210	$89,295,422
Shares issued for reinvestment of distributions	2,018,784	15,538,869	1,964,425	14,938,320
Shares redeemed	(8,570,632)	(65,117,332)	(6,079,468)	(46,352,849)
Net increase	2,826,900	$22,019,390	7,605,167	$57,880,893

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,216,495	$33,439,642	7,411,589	$39,899,771
Shares issued for reinvestment of distributions	409,083	2,200,547	424,021	2,279,873
Shares redeemed	(6,414,262)	(34,307,863)	(4,634,309)	(24,958,608)
Net increase	211,316	$1,332,326	3,201,301	$17,221,036

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	80,110	$927,889	93,314	$1,058,641
Shares issued for reinvestment of distributions	7,382	86,327	7,251	82,288
Shares redeemed	(42,367)	(492,165)	(34,432)	(387,947)
Net increase	45,125	$522,051	66,133	$752,982

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	594,702	$6,528,849	876,078	$9,586,984
Shares issued for reinvestment of distributions	101,591	1,126,595	100,608	1,099,913
Shares redeemed	(667,796)	(7,330,858)	(460,582)	(5,032,287)
Net increase	28,497	$324,586	516,104	$5,654,610

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

4.	Capital Shares, continued:

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2004		Year Ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	917,078	$9,836,113	789,310	$8,466,380
Shares issued for reinvestment of distributions	29,653	318,708	28,451	303,768
Shares redeemed	(739,783)	(7,920,422)	(423,309)	(4,508,913)
Net increase	206,948	$2,234,399	394,452	$4,261,235

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,791,653	$19,949,522	1,173,551	$13,021,792
Shares issued for reinvestment of distributions	112,020	1,256,050	109,212	1,208,525
Shares redeemed	(640,653)	(7,064,445)	(545,699)	(6,073,176)
Net increase	1,263,020	$14,141,127	737,064	$8,157,141

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	976,547	$10,532,099	871,531	$9,390,997
Shares issued for reinvestment of distributions	31,103	335,255	26,035	279,910
Shares redeemed	(554,217)	(5,950,701)	(513,265)	(5,513,161)
Net increase	453,433	$4,916,653	384,301	$4,157,746

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2004		Year ended June 30, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	294,606	$2,979,064	600,753	$6,153,416
Shares issued for reinvestment of distributions	62,114	627,270	51,871	531,263
Shares redeemed	(350,592)	(3,526,722)	(173,397)	(1,777,342)
Net increase	6,128	$79,612	479,227	$4,907,337

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

6.	Federal Income Taxes

At June 30, 2004, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.

The capital loss carryforwards expire as follows:

	2005	2006	2007	2008	2009	2010	2011	2012	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$63	$1,444	$1,430	$2,937
Kentucky Tax-Free Income Series	—	—	—	—	1,871,357	—	—	—	1,871,357
Kentucky Tax-Free Short-to-Medium Series	188,198	73,155	—	135,232	312,672	34,064	—	44,500	787,821
North Carolina Tax-Free Income Series	—	—	—	76,257	—	17,738	—	964,705	1,058,700
North Carolina Tax-Free Short-to-Medium Series	—	—	—	5,915	22,226	—	—	10,514	38,655
Tennessee Tax-Free Income Series	—	—	—	276,976	523,414	69,806	18,314	175,434	1,063,944
Tennessee Tax-Free Short-to-Medium Series	—	—	—	5,991	37,349	—	—	—	43,340
Intermediate Government Bond Series	—	—	—	209,853	46,873	—	—	117,848	374,574

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal 2004 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(5,613)
Kentucky Tax-Free Short-to-Medium Series	(329,431)
North Carolina Tax-Free Income Series	(6,274)
North Carolina Tax-Free Short-to-Medium Series	(4,659)
Tennessee Tax-Free Income Series	(101,510)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

6.	Federal Income Taxes, continued:

At June 30, 2004, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gains/ (Losses)	Capital
Kentucky Tax-Free Short-to-Medium Series	$251,140	($251,140)
Intermediate Government Bond Series	$741,733	($741,733)

The tax character of distributions paid for the years ended June 30, 2004 and 2003 were as follows:

	6/30/2004			6/30/2003
	Tax Exempt Income	Ordinary Income	Long- term Capital Gain	Tax Exempt Income	Ordinary Income	Long- term Capital Gain
Alabama Tax-Free Income Series	$222,005	$—	$—	$183,177	$—	$—
Kentucky Tax-Free Income Series	26,976,997	—	—	25,809,346	—	—
Kentucky Tax-Free Short-to-Medium Series	3,054,917	—	—	3,128,791	—	—
Mississippi Tax-Free Income Series	122,010	—	691	103,755	—	91
North Carolina Tax-Free Income Series	1,587,135	—	—	1,550,959	—	—
North Carolina Tax-Free Short-to-Medium Series	453,640	—	—	348,919	—	—
Tennessee Tax-Free Income Series	2,696,389	—	—	2,359,370	—	—
Tennessee Tax-Free Short-to-Medium Series	533,150	—	—	442,050	—	—
Intermediate Government Bond Series	—	947,761		—	830,938

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand and the agreement expires on September 30, 2004. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

8.	Line of Credit Agreement and Custodian Agreement, continued:

The North Carolina Tax-Free Short-to-Medium Series had outstanding borrowings of $379,000, at an interest rate of 4.25% as of June 30, 2004. During the year ended June 30, 2004, the weighted average borrowings for each Series were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$11,917
Kentucky Tax Free Income Series	27,858
Kentucky Tax-Free Short-to-Medium Series	253,730
Mississippi Tax-Free Income Series	2,883
North Carolina Tax-Free Income Series	59,343
North Carolina Tax-Free Short-to-Medium Series	74,361
Tennessee Tax-Free Income Series	33,298
Tennessee Tax-Free Short-to-Medium Series	28,104
Intermediate Government Bond Series	10,744

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. This reduction also includes interest expense incurred on any outstanding borrowings under the line of credit discussed above. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the statements of operation as “custodian and interest expense reductions.”

9.	Trustee and officer information (unaudited)

The Trustees of the Trust consist of seven individuals, five of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trustees are “interested persons” of the Trust’s Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

The following table sets forth information as to the Trustees and officers:

Interested Persons:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Director
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 74	President and Trustee	Annual Term 25 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

9.	Trustee Information (unaudited), continued:

Interested Persons:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
WILLIAM T. GRIGGS, II 125 South Mill Street Lexington, KY 40507 Age: 53	Vice President Assistant, Secretary and Trustee	Annual Term 6 years of service as Director; 12 years of service as Vice President, Assistant Secretary	President of Dupree & Company, Inc. and Dupree Investment Advisers, Inc.	9
Officers:
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President, Secretary, Treasurer	Annual Term; 6 years of service as Vice President, 4 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 43	Assistant Vice President	Annual Term: 11 years of service	Assistant Vice President of Dupree & Company, Inc.	N/A	N/A

Non-Interested Persons
WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 63	Chairman, Trustee	Annual Term 3 years of service Chairman; 15 years of service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 67	Trustee	Annual Term 8 years of service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2004

9.	Trustee Information (unaudited), continued:

Non-Interested Persons, continued:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Director
C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 59	Trustee	Annual Term 2 years of service Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	Advisory Director of PNC Bank, Kentucky

J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 72	Trustee	Annual Term 4 years of service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 72	Trustee	25 Years of service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9

As of June 30, 2004, none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser, nor were the non-interested Trustees under direct or indirect or common control with the Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is

available	upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and

Exchange	Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series) (the “Funds”) as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 11, 2004

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the Form N-CSR filed with the Commission on September 9, 2003.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all of the non-interested, independent Trustees, who also are a majority of the Board of Trustees. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days of June 30, 2004.

Item 5.	Not applicable

Item 6.	See Item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders: There have been no material changes to the procedures by which shareholders may recommend nominees to the board of directors.

Item 10.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits

(a)	(1) Code of Ethics incorporated by reference from Form N-CSR filed with the Commission on September 9, 2003.

(a)	(2) Certifications

(a)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS (Registrant)

By	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, President

Date 3rd September, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr., President

Date 3rd September, 2004

By	/s/ MICHELLE M DRAGOO
Michelle M. Dragoo, Treasurer

Date 3rd September, 2004